Share-Based Compensation (Details) - Schedule of Stock Option Activities - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Stock Option Activities [Abstract]
Options Outstanding Balance (in Shares)	742,762	751,012	960,174
Weighted Average Exercise Price Outstanding Balance (in Dollars per share)	$ 0.18	$ 0.16	$ 0.18
Weighted Average Remaining Contractual term Outstanding Balance			2 years 9 months 18 days
Fair Value Outstanding Balance	$ 829,686	$ 878,845	$ 2,551,737
Options Exercisable (in Shares)	742,762	749,440	949,093
Weighted Average Exercise Price Exercisable (in Dollars per share)	$ 0.18	$ 0.17	$ 0.16
Weighted Average Remaining Contractual term Exercisable			2 years 9 months 3 days
Fair Value Exercisable	$ 829,686	$ 869,478	$ 2,470,526
Options Outstanding Balance (in Shares)	730,637	742,762	751,012
Weighted Average Exercise Price Outstanding Balance (in Dollars per share)	$ 0.18	$ 0.18	$ 0.16
Weighted Average Remaining Contractual term Outstanding Balance		18 days	1 year 18 days
Fair Value Outstanding Balance	$ 757,437	$ 829,686	$ 878,845
Options Exercisable Balance (in Shares)	730,637	742,762	749,440
Weighted Average Exercise Price Exercisable Balance (in Dollars per share)	$ 0.18	$ 0.18	$ 0.17
Weighted Average Remaining Contractual term Exercisable Balance		18 days	1 year 14 days
Fair Value Exercisable Balance	$ 757,437	$ 829,686	$ 869,478
Options Granted (in Shares)
Weighted Average Exercise Price Granted (in Dollars per share)
Weighted Average Remaining Contractual term Granted
Fair Value Granted
Options Forfeited (in Shares)	(12,125)	(8,250)	(209,162)
Weighted Average Exercise Price Forfeited (in Dollars per share)	$ 0.16	$ 0.16	$ 0.16
Weighted Average Remaining Contractual term Forfeited
Fair Value Forfeited	$ (72,249)	$ (49,159)	$ (1,672,892)
Options Exercised (in Shares)
Weighted Average Exercise Price Exercised (in Dollars per share)
Weighted Average Remaining Contractual term Exercised
Fair Value Exercised